Investments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 13, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Investments (Details) [Line Items]
Other liabilities	$ 100,000		$ 100,000			$ 10,592		$ 28,064
Financing receivable, before allowance for credit loss					$ 1,150,000		$ 1,150,000
Gain (loss) on investments	93,000	$ 0	93,000	$ 0
Settlement Agreement [Member]
Investments (Details) [Line Items]
Financing receivable, before allowance for credit loss	100,000		100,000		100,000
Evtec [Member]
Investments (Details) [Line Items]
Other liabilities	$ 1,293,000		$ 1,293,000		$ 1,293,000	$ 1,293,000